Additional information - Financial Statement Schedule I	12 Months Ended
Mar. 31, 2024
Additional information [abstract]
Additional information - Financial Statement Schedule I	Additional information—Financial Statement Schedule I
Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Global Blue Group Holding AG’s (“the Parent Company”) consolidated subsidiaries as of March 31, 2024 exceeded the 25% threshold.
Certain jurisdictions in which group entities are located apply regulations which restrict the ability of subsidiaries to transfer funds to the Company through intercompany loans, advances or cash dividends. SFA covenants and security (see Note 26) do not restrict subsidiaries from transferring funds to the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.
As of March 31, 2024 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Parent Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
During the years ended March 31, 2024, 2023 and 2022 no cash dividends were declared or paid by the Company.
Condensed income statements of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Operating income / (expenses)	(805)	(14,081)	10,111
Net finance income / (expense)	(9,017)	11,952	517
Profit / (Loss) before tax	(9,822)	(2,129)	10,628
Income tax benefit / (expense)	555	968	(667)
Profit / (Loss) for the year	(9,267)	(1,161)	9,961
There were no items of other comprehensive loss or income in the financial years ended March 31, 2024, 2023 and 2022, therefore no statement of comprehensive income has been presented.
Condensed statements of financial position of the Parent Company

(EUR thousand)	As of March 31
	2024	2023
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	297,862	318,335
Non-current assets	1,716,142	1,736,615
Current assets	1,153	305
Total assets	1,717,295	1,736,920
EQUITY AND LIABILITIES
Share capital	1,946,802	1,897,388
Other reserves	(149,375)	(146,396)
Accumulated losses	(86,371)	(90,619)
Total equity	1,711,056	1,660,373
Liabilities
Non-current liabilities	—	—
Current liabilities	6,239	76,547
Total liabilities	6,239	76,547
Total equity and liabilities	1,717,295	1,736,920
Condensed statements of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Profit / (loss) before tax	(9,822)	(2,129)	10,628
Income tax paid	(212)	(948)	—
Other non cash items	3,705	(3,443)	(14,400)
Changes in working capital	3,144	158	(5,588)
Net cash used in operating activities	(3,185)	(6,362)	(9,360)
Movement in loans with group companies	20,473	(268,252)	9,205
Proceeds from issuance of share capital	43,958	215,208	—
Proceeds from / (repayment of) loans and borrowings due to shareholders	(61,324)	59,384	—
Acquisition of treasury shares	—	—	(10)
Net cash from financing activities	3,107	6,340	9,195
Net foreign exchange difference	1	—	—
Net decrease in cash and cash equivalents	(77)	(22)	(165)
Cash and cash equivalents at beginning of year	100	122	287
Cash and cash equivalents at end of year	23	100	122

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	(9,267)	(1,161)	9,961
Additional gain / (loss) if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	23,242	(24,460)	(107,138)
Consolidated IFRS profit / (loss) for the year	13,975	(25,621)	(97,177)
IFRS equity reconciliation:
Parent only – IFRS equity	1,711,056	1,660,373	1,452,075
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,649,139)	(1,660,000)	(1,643,600)
Consolidated – IFRS equity	61,917	373	(191,525)